Goodwill - Summary of Goodwill Activity (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013
Goodwill [Line Items]
Beginning balance	$ 28	$ 59	$ 25
Tax benefit reductions	(4)	(8)
Currency and other adjustments		2
Ending balance	24	28	25
Brake North America and Asia group [Member]
Goodwill [Line Items]
Discontinued operations - Brake North America and Asia group		$ (25)